Rule 497(e)

File No. 333-289838

Corgi ETF Trust I

(the “Trust”)

Corgi Growth & Technology 10% Structured Buffer ETF – July Series

Corgi U.S. Small-Cap 15% Structured Buffer ETF – July Series

Corgi U.S. Equities 30% Structured Buffer ETF – July Series

Corgi Emerging Markets Equities 15% Structured Buffer ETF – July Series

Corgi International Developed Equities 15% Structured Buffer ETF – July Series

Corgi U.S. Equities 100% Structured Buffer ETF – July Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026

July 2, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. Each Fund has commenced its initial Outcome Period, which began on July 1, 2026 and will end on June 30, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Corgi Growth & Technology 10% Structured Buffer ETF – July Series	QJL	Gross: 23.00% Net: 22.70%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 23.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2026 to June 30, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF – July Series	SCJL	Gross: 19.55% Net: 19.25%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of 19.55% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from July 1, 2026 to June 30, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF – July Series	CTJL	Gross: 14.30% Net: 14.00%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of 14.30% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF – July Series	EMJL	Gross: 30.20% Net: 29.90%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of 30.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from July 1, 2026 to June 30, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF – July Series	IDJL	Gross: 16.87% Net: 16.57%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of 16.87% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from July 1, 2026 to June 30, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF – July Series	HJLY	Gross: 9.00% Net: 8.70%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of 9.00% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.

* Takes into account the Fund’s unitary management fee of 0.30% of average daily net assets (net of the Adviser’s contractual fee waiver of 0.10%).

In connection with the onset of each Fund’s initial Outcome Period, each Fund’s Prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the Outcome Period throughout the Prospectus are confirmed as the initial Outcome Period: July 1, 2026 through June 30, 2027.

3.	All bracketed placeholders for the Cap (including all instances of “[ ]%”) throughout the Prospectus are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

The following changes are made to the Prospectus and SAI, as applicable:

Effective immediately, all bracketed placeholders for each Fund’s ticker symbol (including all instances of “[____]” and “[ ]”) in the Prospectus and SAI are hereby deleted in their entirety and replaced with the applicable ticker symbol set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference